Debt - Schedule of Convertible Debt Facility and Equipment Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowings [abstract]
Facility balance, beginning of year	$ 13,963	$ 10,028
Drawdown		3,936
Transaction costs		(452)
Accretion	1,331	810
Interest expense	1,585	1,154
Interest paid	(4,096)	0
Change on loan modification		(1,513)
Foreign exchange gain	0
Conversion of loan to common shares	(12,783)
Facility balance, end of year	$ 0	$ 13,963